2 SIGNIFICANT ACCOUNTING POLICIES: Statement of Compliance (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Statement of Compliance

Statement of Compliance

These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”). The policies applied in these consolidated financial statements are based on IFRS in effect as at December 31, 2018.